DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt	$ (1,474,941)	$ (1,240,583)
Subtotal (excluding lessor VIE debt)	(1,160,475)	(844,458)
Deferred finance charges	22,686	23,853
Total debt, net of deferred financing costs	(1,452,255)	(1,216,730)
Gimi facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt	(670,833)	(630,000)
2021 Unsecured Bonds | Secured debt
Debt Instrument [Line Items]
Long-term And Short-term Debt, Gross	(189,642)	(199,869)
2024 Unsecured Bonds | Secured debt
Debt Instrument [Line Items]
Long-term And Short-term Debt, Gross	(300,000)	0
Golar Arctic facility | Secured debt
Debt Instrument [Line Items]
Total debt	0	(14,589)
CSSC VIE debt - FLNG Hilli facility | Secured debt
Debt Instrument [Line Items]
Total debt	$ (314,466)	$ (396,125)